Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000129660
Average Annual Return [Line Items]
Average Annual Return, Percent	11.95%	4.23%	6.07%
Without Sales Load [Member] | C000129661
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%	3.97%	5.79%
Without Sales Load [Member] | C000169041
Average Annual Return [Line Items]
Average Annual Return, Percent	12.21%	4.42%	6.22%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	4.81%	6.04%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	4.81%	6.04%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	4.81%	6.04%